Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Assets
Total assets at fair value	$ 5,367	$ 4,389
Cash and Cash Equivalents [Member]
Fair Value of Assets
Total assets at fair value		263
Fixed Income Funds [Member]
Fair Value of Assets
Total assets at fair value	1,333	966
Equity Funds [Member]
Fair Value of Assets
Total assets at fair value	$ 4,034	$ 3,160